EQUITY - Schedule of Treasury Stock (Details) S/ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 PEN (S/) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 PEN (S/) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 PEN (S/) shares
Number of shares
Treasury (in shares)	14,620,846	14,620,846	14,620,846	14,620,846	14,620,846	14,620,846
Shared-based payment (in shares)	394,883	394,883	325,791	325,791	265,250	265,250
Total (in shares)	15,015,729	15,015,729	14,946,637	14,946,637	14,886,096	14,886,096
Purchase of number of treasury shares (in shares)	175,400	175,400	174,161	174,161	163,067	163,067
Purchase of treasury shares	$ 32.6	S/ 119.3	$ 29.3	S/ 110.9	$ 22.5	S/ 85.6
Purchase of treasury shares par value | S/		2.5		2.4
Treasury shares acquired at higher value | S/		S/ 116.8		S/ 108.5
Atlantic Security Holding Corporation
Number of shares
Treasury (in shares)	14,620,846	14,620,846	14,620,846	14,620,846	14,620,846	14,620,846
Shared-based payment (in shares)	0	0	0	0	0	0
Total (in shares)	14,620,846	14,620,846	14,620,846	14,620,846	14,620,846	14,620,846
Atlantic Security International Financial Services
Number of shares
Treasury (in shares)	0	0	0	0	0	0
Shared-based payment (in shares)	225,456	225,456	125,843	125,843	39,309	39,309
Total (in shares)	225,456	225,456	125,843	125,843	39,309	39,309
BCP
Number of shares
Treasury (in shares)	0	0	0	0	0	0
Shared-based payment (in shares)	78,670	78,670	94,686	94,686	109,185	109,185
Total (in shares)	78,670	78,670	94,686	94,686	109,185	109,185
Grupo Crédito
Number of shares
Treasury (in shares)	0	0	0	0	0	0
Shared-based payment (in shares)	34,664	34,664	38,050	38,050	36,698	36,698
Total (in shares)	34,664	34,664	38,050	38,050	36,698	36,698
Pacífico Seguros
Number of shares
Treasury (in shares)	0	0	0	0	0	0
Shared-based payment (in shares)	15,113	15,113	17,756	17,756	19,912	19,912
Total (in shares)	15,113	15,113	17,756	17,756	19,912	19,912
Mibanco
Number of shares
Treasury (in shares)	0	0	0	0	0	0
Shared-based payment (in shares)	10,079	10,079	12,720	12,720	14,128	14,128
Total (in shares)	10,079	10,079	12,720	12,720	14,128	14,128
ASB Bank Corp.
Number of shares
Treasury (in shares)	0	0	0	0	0	0
Shared-based payment (in shares)	7,828	7,828	10,310	10,310	12,041	12,041
Total (in shares)	7,828	7,828	10,310	10,310	12,041	12,041
Credicorp Capital Servicios Financieros
Number of shares
Treasury (in shares)	0	0	0	0	0	0
Shared-based payment (in shares)	7,803	7,803	10,440	10,440	13,267	13,267
Total (in shares)	7,803	7,803	10,440	10,440	13,267	13,267
Prima AFP
Number of shares
Treasury (in shares)	0	0	0	0	0	0
Shared-based payment (in shares)	2,539	2,539	3,174	3,174	3,920	3,920
Total (in shares)	2,539	2,539	3,174	3,174	3,920	3,920
Other subsidiaries
Number of shares
Treasury (in shares)	0	0	0	0	0	0
Shared-based payment (in shares)	12,731	12,731	12,812	12,812	16,790	16,790
Total (in shares)	12,731	12,731	12,812	12,812	16,790	16,790